FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair value, assets and liabilities measured on recurring basis
Schedule of changes in the fair value of derivative warrant liabilities

		Private
	Public	Placement	Warrant
	Warrants	Warrants	Liability
Derivative warrant liabilities as of December 31, 2022	$301,875	$298,000	$599,875
Change in fair value	212,520	240,000	452,520
Derivative warrant liabilities as of March 31, 2023	514,395	538,000	1,052,395
Change in fair value	2,142,105	2,082,000	4,224,105
Derivative warrant liabilities as of June 30, 2023	$2,656,500	$2,620,000	$5,276,500

		Private
	Public	Placement	Warrant
	Warrants	Warrants	Liability
Derivative warrant liabilities as of January 1, 2022	$—	$—	$—
Initial fair value of warrant liabilities at January 24, 2022	7,498,575	7,405,638	14,904,213
Change in fair value	(7,196,700)	(7,107,638)	(14,304,338)
Derivative warrant liabilities as of December 31, 2022	$301,875	$298,000	$599,875

Schedule of company's assets and liabilities that were accounted for at fair value on a recurring basis

	(Level 1)	(Level 2)	(Level 3)
Assets
Treasury securities held in trust account	$42,190,562	$—	$—
Liabilities
Public Warrants	$2,656,500	$—	$—
Private Placement Warrants	$—	$—	$2,620,000

The following table sets forth by level within the fair value hierarchy the Company’s assets and liabilities that were accounted for at fair value on a recurring basis at December 31, 2022:

	(Level 1)	(Level 2)	(Level 3)
Assets
Cash and marketable securities held in trust account	$250,326,857	$—	$—
Liabilities
Public Warrants	$301,875	$—	$—
Private Placement Warrants	$—	$—	$298,000

Schedule of key inputs into the calculation at the measurement on recurring and non-recurring

Class B
Input	Common Stock
Common stock price	$10.41
Exercise price	$11.50
Risk-free rate of interest	4.060%
Volatility	0.001%
Term	5.34
Value of one warrant	$0.220
Dividend yield	0.000%

	January 24, 2022
	Public	Private
Input	Warrants	Warrants
Common stock price	$9.69	$9.69
Exercise price	$11.50	$11.50
Risk-free rate of interest	1.61%	1.61%
Volatility	10.85%	10.86%
Term	6.00	6.00
Value of one warrant	$0.62	$0.62
Dividend yield	0.00%	0.00%

Private
Input	Warrants
Common stock price	$10.41
Estimated probability of the Initial Business Combination	10.00%
Volatility	40.00%
Risk-free rate	4.25%
Time to expiration	1.50

	December 31, 2022
	Public	Private
Input	Warrants	Warrants
Common stock price	$—	$10.21
Exercise price	$—	$11.50
Risk-free rate of interest	—%	3.95%
Volatility	—%	0.00%
Term	—	5.25
Value of one warrant	$0.03	$0.03
Dividend yield	—%	0.00%

	January 24, 2022
	Public	Private
Input	Warrants	Warrants
Common stock price	$9.69	$9.69
Exercise price	$11.50	$11.50
Risk-free rate of interest	1.61%	1.61%
Volatility	10.85%	10.86%
Term	6.00	6.00
Value of one warrant	$0.62	$0.62
Dividend yield	0.00%	0.00%

Level 3
Fair value, assets and liabilities measured on recurring basis
Schedule of changes in the fair value of derivative warrant liabilities

	Public	Private Placement	Total Level 3
	Warrants	Warrants	Financial Instruments
Derivative warrant liabilities at December 31, 2022	$—	$298,000	$298,000
Change in fair value	—	240,000	240,000
Level 3 derivative warrant liabilities at March 31, 2023	—	538,000	538,000
Change in fair value	—	2,082,000	2,082,000
Level 3 derivative warrant liabilities at June 30, 2023	$—	$2,620,000	$2,620,000

	Public	Private Placement	Total Level 3
	Warrants	Warrants	Financial Instruments
Derivative warrant liabilities at March 10, 2021 (inception)	$—	$—	$—
Initial fair value at issuance	7,498,575	7,405,638	14,904,213
Transfer public warrant liability to Level 1 measurement	(7,498,575)	—	(7,498,575)
Change in fair value	—	(7,107,638)	(7,107,638)
Level 3 derivative warrant liabilities at December 31, 2022	$—	$298,000	$298,000